TAXATION (Details 3)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
TAXATION
Statutory income tax rate (as a percent)	25.00%	25.00%	25.00%
Different tax rates in other jurisdictions (as a percent)	(26.00%)	(4.00%)	(5.00%)
Withholding tax on sale of cost method investment (as a percent)	10.60%
Permanent differences (as a percent)	0.10%	1.90%	(6.80%)
Change in valuation allowance (as a percent)	1.10%	(25.00%)	(14.00%)
Other (as a percent)	0.40%
Effective income tax rate (as a percent)	11.20%	(2.10%)	(0.80%)